UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White, Jr.
Dechert LLP	Thomas White International, Ltd.
1900 K Street NW	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio (Unaudited)	January 31, 2015

Country	Issue	Industry	Shares	Value (US $)
	COMMON STOCKS (95.5%)
	AUSTRALIA (1.7%)
	Australia and New Zealand Banking Group Limited +	Banks	306,100	$7,810,208
	Suncorp Group Limited +	Insurance	403,900	4,595,620
				12,405,828

	AUSTRIA (1.0%)
	OMV Aktiengesellschaft +	Energy	285,000	7,062,107

	BELGIUM (1.4%)
	UCB S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	130,200	10,116,008

	BRAZIL (0.7%)
	Embraer S.A.	Capital Goods	560,000	4,954,589

	CANADA (6.3%)
	Alimentation Couche-Tard Inc. - Class B	Retailing	177,000	6,935,413
	Canadian National Railway Company	Transportation	205,400	13,532,768
	Magna International Inc.	Automobiles & Components	100,400	9,646,522
	Royal Bank of Canada	Banks	130,900	7,390,231
	Valeant Pharmaceuticals International, Inc. *	Pharmaceuticals, Biotechnology & Life Sciences	52,800	8,442,100
				45,947,034

	CHINA (6.8%)
	Baidu, Inc. ADR *	Software & Services	26,300	5,731,296
	Bank of China Limited - H Shares +	Banks	20,775,000	11,588,689
	Hollysys Automation Technologies Ltd. *#	Technology Hardware & Equipment	162,900	4,103,451
	Lenovo Group Limited +	Technology Hardware & Equipment	4,081,000	5,252,337
	PICC Property and Casualty Company Limited +	Insurance	4,834,877	9,429,409
	Tencent Holdings Limited +	Software & Services	376,800	6,360,893
	WuXi PharmaTech (Cayman) Inc. ADR *#	Pharmaceuticals, Biotechnology & Life Sciences	177,300	7,109,730
				49,575,805

	DENMARK (3.3%)
	PANDORA A/S +	Consumer Durables & Apparel	82,800	5,935,987
	TDC A/S +	Telecommunication Services	1,148,800	8,512,937
	Tryg A/S +	Insurance	80,600	9,447,288
				23,896,212

	FINLAND (1.2%)
	Wartsila OYJ +	Capital Goods	180,600	8,386,990

	FRANCE (3.0%)
	Christian Dior SA +	Consumer Durables & Apparel	44,650	7,736,542
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	58,600	5,734,910
	Electricite de France +	Utilities	284,700	7,739,466
	Hermes International +	Consumer Durables & Apparel	2,529	858,187
				22,069,105

	GERMANY (6.5%)
	BASF SE +	Materials	69,350	6,226,887
	Bayer Aktiengesellschaft +	Materials	73,800	10,663,964
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	57,500	6,715,272
	Continental Aktiengesellschaft +	Automobiles & Components	27,000	6,120,027
	E.ON SE +	Utilities	395,800	6,128,962
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	123,600	7,087,940
	Wincor Nixdorf Aktiengesellschaft #+	Technology Hardware & Equipment	107,100	4,911,339
				47,854,391

	HONG KONG (5.3%)
	Beijing Enterprises Holdings Limited +	Capital Goods	505,200	3,858,567
	China Unicom (Hong Kong) Limited +	Telecommunication Services	3,204,000	4,803,057
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	1,969,000	5,283,445
	Hutchison Whampoa Limited +	Capital Goods	1,223,000	16,095,449
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,653,000	8,675,168
				38,715,686

INDIA (2.5%)
	Infosys Limited ADR #	Software & Services	300,700	10,247,856
	Power Finance Corporation Limited +	Diversified Financials	1,678,600	8,060,632
				18,308,488

INDONESIA (2.4%)
	PT Astra International Tbk +	Automobiles & Components	7,094,800	4,370,508
	PT Bank Mandiri (Persero) Tbk +	Banks	5,877,000	5,076,552
	PT Bank Rakyat Indonesia (Persero) Tbk +	Banks	3,767,400	3,453,349
	PT Indofood Sukses Makmur Tbk +	Food, Beverage & Tobacco	8,411,000	4,990,610
				17,891,019

ITALY (0.9%)
	Intesa Sanpaolo S.p.A. +	Banks	2,293,500	6,702,330

JAPAN (14.0%)
Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	404,000	6,218,127
Hitachi, Ltd. +	Technology Hardware & Equipment	1,018,000	7,698,117
HONDA MOTOR CO., LTD. +	Automobiles & Components	184,000	5,548,928
ITOCHU Corporation +	Capital Goods	873,000	8,857,283
Japan Tobacco Inc. +	Food, Beverage & Tobacco	341,100	9,267,738
JFE Holdings, Inc. +	Materials	391,400	8,599,529
JGC Corporation +	Capital Goods	146,000	2,973,593
Kansai Paint Co., Ltd. +	Materials	388,000	6,760,709
Mitsubishi UFJ Financial Group, Inc. +	Banks	1,095,100	5,830,089
Nissan Motor Co., Ltd. +	Automobiles & Components	1,389,300	11,882,472
Nomura Holdings, Inc. +	Diversified Financials	798,200	4,258,007
Ricoh Company, Ltd. +	Technology Hardware & Equipment	557,500	5,437,763
Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	4,609,395
SoftBank Corp. +	Telecommunication Services	139,300	8,170,392
Sundrug Co., Ltd. +	Food & Staples Retailing	149,500	6,351,882
			102,464,024

MALAYSIA (0.5%)
Genting Berhad +	Consumer Services	1,629,000	3,962,137

MEXICO (1.6%)
Alfa, S.A.B. de C.V. - Class A *	Capital Goods	2,386,700	4,356,390
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	1,401,000	7,134,216
			11,490,606

NETHERLANDS (2.2%)
ING Groep N.V. *+	Diversified Financials	738,100	9,182,713
Randstad Holding nv +	Commercial & Professional Services	131,000	6,918,010
			16,100,723

NORWAY (1.8%)
Statoil ASA #+	Energy	766,725	12,786,336

PANAMA (0.6%)
Banco Latinoamericano de Comercio Exterior, S.A.	Banks	168,000	4,682,160

RUSSIA (0.7%)
Lukoil OAO GDR +	Energy	124,700	4,897,301

SINGAPORE (1.3%)
Keppel Corporation Limited +	Capital Goods	490,000	3,145,510
United Overseas Bank Limited +	Banks	390,000	6,665,176
			9,810,686

SOUTH AFRICA (2.5%)
FirstRand Limited +	Diversified Financials	953,700	4,242,133
Remgro Limited +	Diversified Financials	474,000	10,972,922
Sasol Limited +	Energy	87,700	3,146,508
			18,361,563

SOUTH KOREA (3.8%)
Hyundai Motor Company +	Automobiles & Components	21,200	3,257,114
Korea Electric Power Corporation +	Utilities	198,400	7,742,978

LG Display Co., Ltd. +	Technology Hardware & Equipment	254,200	8,300,771
SK Hynix Inc. +	Semiconductors & Semiconductor Equipment	78,900	3,402,029
SK Telecom Co., Ltd. +	Telecommunication Services	19,500	5,105,786
			27,808,678

SPAIN (2.8%)
Banco Santander, S.A. +	Banks	1,206,000	8,106,437
Bankinter, S.A. +	Banks	883,900	6,129,041
Grifols, S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	155,000	6,501,302
			20,736,780

SWEDEN (1.5%)
Swedbank AB - Class A +	Banks	461,500	11,157,529

SWITZERLAND (2.4%)
Aryzta AG +	Food, Beverage & Tobacco	114,200	8,580,080
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	34,000	9,185,187
			17,765,267

TAIWAN (2.6%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	520,000	4,549,577
Pegatron Corporation +	Technology Hardware & Equipment	2,261,000	6,074,098
Taiwan Semiconductor Manufacturing Company Ltd. ADR #	Semiconductors & Semiconductor Equipment	366,700	8,327,757
			18,951,432

THAILAND (0.7%)
Krung Thai Bank Public Company Limited +	Banks	6,537,000	5,018,091

TURKEY (0.7%)
Haci Omer Sabanci Holding A.S. +	Diversified Financials	1,208,700	5,102,900

UNITED KINGDOM (12.8%)
BP p.l.c. +	Energy	2,108,000	13,571,860
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	318,900	17,954,162
BT Group plc +	Telecommunication Services	1,452,000	9,126,804
easyJet plc +	Transportation	173,500	4,859,737
Experian PLC +	Commercial & Professional Services	484,500	8,546,452
International Consolidated Airlines Group SA *+	Transportation	611,600	5,007,311
Prudential Public Limited Company +	Insurance	499,300	12,145,319
Rolls-Royce Holdings PLC +	Capital Goods	462,000	6,195,769
Smith & Nephew PLC +	Health Care Equipment & Services	333,800	5,969,648
WH Smith PLC +	Retailing	513,900	10,418,158
			93,795,220

Total Common Stocks	(Cost $656,331,189)		698,777,025

PREFERRED STOCKS (3.1%)
BRAZIL (1.8%)
Banco Bradesco S.A.	Banks	785,400	9,872,931
Petroleo Brasileiro SA Petrobras	Energy	1,144,300	3,488,447
			13,361,378

GERMANY (1.3%)
Henkel AG & Co. KGaA +	Household & Personal Products	78,800	9,042,475

Total Preferred Stocks	(Cost $26,594,846)		22,403,853

SHORT TERM INVESTMENTS (2.6%)

HELD AS COLLATERAL FOR
SECURITIES LENDING
MONEY MARKET FUND (2.2%)
Northern Institutional Liquid Asset Portfolio, 0.16% (a)		16,401,050	16,401,050

U.S. GOVERNMENT OBLIGATIONS (0.4%)		Principal
U.S. Treasury Notes:		Amount
0.250% due 08/15/2015		$76,991	77,145
0.250% due 09/30/2015		143,843	144,084
0.250% due 10/15/2015		1,117,504	1,119,044
0.375% due 01/15/2016		103,281	103,502
0.625% due 05/31/2017		51,265	51,389
0.625% due 11/30/2017		180,648	180,282
3.625% due 08/15/2019		147,035	165,706
3.375% due 11/15/2019		99,526	110,501
1.750% due 10/31/2020		101,779	104,488
			2,056,141
U.S. TIPS:
0.125% due 04/15/2017			48,824	51,458
1.875% due 07/15/2019			435,190	531,739
0.625% due 07/15/2021			85,160	93,938
0.125% due 07/15/2022			15,023	15,694
0.625% due 01/15/2024			61,030	65,120
				757,949
U.S. Treasury Bond:
3.000% due 11/15/2044			67,602	78,879

Total Short Term Investments		(Cost $19,135,751)		19,294,019

Total Investments	101.2%	(Cost $702,061,786)		$740,474,897
Other Assets, Less Liabilities	(1.2)%			(8,424,085)
Total Net Assets:	100.0%			$732,050,812

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2015
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows^:

Cost of Investments	$702,061,786
Gross unrealized appreciation	94,878,423
Gross unrealized depreciation	(56,465,312)
Net unrealized appreciation	$38,413,111

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2015, all securities within the Fund’s porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2015, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$12,405,828	$–	$12,405,828
Austria	–	7,062,107	–	7,062,107
Belgium	–	10,116,008	–	10,116,008
Brazil	4,954,589	–	–	4,954,589
Canada	45,947,034	–	–	45,947,034
China	16,944,477	32,631,328	–	49,575,805
Denmark	–	23,896,212	–	23,896,212
Finland	–	8,386,990	–	8,386,990
France	–	22,069,105	–	22,069,105
Germany	–	47,854,391	–	47,854,391
Hong Kong	–	38,715,686	–	38,715,686
India	10,247,856	8,060,632	–	18,308,488
Indonesia	–	17,891,019	–	17,891,019
Italy	–	6,702,330	–	6,702,330
Japan	–	102,464,024	–	102,464,024
Malaysia	–	3,962,137	–	3,962,137
Mexico	11,490,606	–	–	11,490,606
Netherlands	–	16,100,723	–	16,100,723
Norway	–	12,786,336	–	12,786,336
Panama	4,682,160	–	–	4,682,160
Russia	–	4,897,301	–	4,897,301
Singapore	–	9,810,686	–	9,810,686
South Africa	–	18,361,563	–	18,361,563
South Korea	–	27,808,678	–	27,808,678
Spain	–	20,736,780	–	20,736,780

Sweden	–	11,157,529	–	11,157,529
Switzerland	–	17,765,267	–	17,765,267
Taiwan	8,327,757	10,623,675	–	18,951,432
Thailand	–	5,018,091	–	5,018,091
Turkey	–	5,102,900	–	5,102,900
United Kingdom	–	93,795,220	–	93,795,220
Total Common Stocks	$102,594,479	$596,182,546	$–	$698,777,025

Preferred Stocks

Brazil	$13,361,378	$–	$–	$13,361,378
Germany	–	9,042,475	–	9,042,475
Total Preferred Stocks	$13,361,378	$9,042,475	$–	$22,403,853

Short Term Investments	$16,401,050	$2,892,969	$–	$19,294,019
Total Investments	$132,356,907	$608,117,990	$–	$740,474,897

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2.

	Security Description	Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Aryzta AG	Switzerland	(8,580,080)
Net transfers into Level 1			$(8,580,080)

	Security Description	Country	Market Value
Transfers into Level 2	Aryzta AG	Switzerland	$8,580,080
Transfers out of Level 2	None	None	-
Net transfers into Level 2			$8,580,080

Transfers were made out of Level 1 and into Level 2 due to one security Aryzta AG being priced by adjusted quoted prices on January 31, 2015.

Transfers between Levels are recognized at the end of the reporting period.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio (Unaudited)	January 31, 2015

Country	Issue	Industry	Shares	Value (US $)
COMMON STOCKS (93.5%)
	BRAZIL (1.9%)
	Embraer S.A.	Capital Goods	76,300	$675,063
	Hypermarcas S.A. *	Household & Personal Products	106,100	720,843
				1,395,906

	CHILE (1.1%)
	Banco de Chile	Banks	3,506,598	386,646
	CorpBanca	Banks	36,383,500	402,666
				789,312

	CHINA (19.6%)
	Baidu, Inc. ADR *	Software & Services	4,800	1,046,016
	Bank of China Limited - H Shares +	Banks	3,504,100	1,954,653
	China Overseas Land & Investment Limited +	Real Estate	388,000	1,116,718
	CNOOC Limited +	Energy	598,000	793,802
	Guangdong Investment Limited +	Utilities	996,000	1,333,622
	Hollysys Automation Technologies Ltd. *#	Technology Hardware & Equipment	73,700	1,856,503
	Lenovo Group Limited +	Technology Hardware & Equipment	922,600	1,187,406
	NetEase, Inc. ADR	Software & Services	13,100	1,431,175
	PICC Property and Casualty Company Limited +	Insurance	729,657	1,423,042
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	210,800	767,896
	Tencent Holdings Limited +	Software & Services	51,000	860,949
	WuXi PharmaTech (Cayman) Inc. ADR *#	Pharmaceuticals, Biotechnology & Life Sciences	22,000	882,200
				14,653,982

	HONG KONG (7.9%)
	AIA Group Limited +	Insurance	223,200	1,291,629
	Beijing Enterprises Holdings Limited +	Capital Goods	164,000	1,252,583
	China Unicom (Hong Kong) Limited +	Telecommunication Services	1,063,400	1,594,123
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	393,000	1,054,542
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	223,000	729,198
				5,922,075

	INDIA (6.7%)
	Infosys Limited ADR	Software & Services	42,800	1,458,624
	NTPC Limited +	Utilities	472,100	1,093,983
	Power Finance Corporation Limited +	Diversified Financials	208,700	1,002,177
	Tata Motors Limited +	Automobiles & Components	155,000	1,458,969
				5,013,753

	INDONESIA (4.2%)
	PT Astra International Tbk +	Automobiles & Components	2,568,900	1,582,483
	PT Bank Mandiri (Persero) Tbk +	Banks	790,000	682,402
	PT Bank Rakyat Indonesia (Persero) Tbk +	Banks	456,700	418,629
	PT United Tractors Tbk +	Capital Goods	314,400	442,515
				3,126,029

	MACAU (0.8%)
	Sands China Ltd. +	Consumer Services	124,400	601,638

MALAYSIA (0.9%)
Hong Leong Financial Group Berhad +	Banks	143,500	666,884

MEXICO (5.1%)
Alfa, S.A.B. de C.V. - Class A *	Capital Goods	273,000	498,301
Gentera S.A.B. de C.V. *	Diversified Financials	365,500	694,205
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	276,700	1,409,020
Grupo Financiero Inbursa, S.A.B de C.V.	Banks	274,300	709,105
Grupo Sanborns S.A.B. de C.V.	Retailing	322,800	494,014
			3,804,645

PANAMA (2.0%)
Banco Latinoamericano de Comercio Exterior, S.A.	Banks	54,300	1,513,341

PHILIPPINES (2.4%)
Alliance Global Group, Inc. +	Capital Goods	1,112,800	630,016
Universal Robina Corporation +	Food, Beverage & Tobacco	257,600	1,204,112
			1,834,128

POLAND (1.2%)
Energa S.A. +	Utilities	82,000	464,744
ING Bank Slaski S.A. +	Banks	12,700	462,694
			927,438

RUSSIA (2.3%)
Gazprom OAO GDR +	Energy	126,800	512,148
Lukoil OAO GDR +	Energy	15,500	608,726
Magnit OJSC GDR +	Food & Staples Retailing	14,900	567,389
			1,688,263

SOUTH AFRICA (10.9%)
Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	33,900	1,270,075
The Bidvest Group Limited +	Capital Goods	17,900	493,489
Life Healthcare Group Holdings Limited +	Health Care Equipment & Services	107,800	401,285
Mediclinic International Limited +	Health Care Equipment & Services	51,700	511,399
MTN Group Limited +	Telecommunication Services	31,375	541,358
Remgro Limited +	Diversified Financials	100,700	2,331,167
Sasol Limited +	Energy	39,700	1,424,360
Steinhoff International Holdings Limited #+	Consumer Durables & Apparel	230,777	1,180,041
			8,153,174

SOUTH KOREA (12.7%)
Hana Financial Group Inc. +	Banks	24,000	703,868
Hankook Tire Co., Ltd. +	Automobiles & Components	7,610	365,155
Hyundai Motor Company +	Automobiles & Components	4,725	725,937
KB Financial Group Inc. +	Banks	19,800	661,577
Korea Electric Power Corporation +	Utilities	47,000	1,834,274
LG Display Co., Ltd. +	Technology Hardware & Equipment	49,900	1,629,459
Mando Corporation *+	Automobiles & Components	1,800	270,473
NAVER Corporation +	Software & Services	818	532,790
SK Hynix Inc. +	Semiconductors & Semiconductor Equipment	19,700	849,430
SK Telecom Co., Ltd. +	Telecommunication Services	7,425	1,944,126
			9,517,089

TAIWAN (7.9%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	89,000	778,677
CTBC Financial Holding Company Ltd. +	Banks	1,076,000	682,741
MediaTek Inc. +	Semiconductors & Semiconductor Equipment	76,000	1,160,423
Pegatron Corporation +	Technology Hardware & Equipment	253,000	679,676
Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	589,000	2,615,371
			5,916,888

THAILAND (3.5%)
Bangkok Bank Public Company Limited +	Banks	102,300	599,267
Krung Thai Bank Public Company Limited +	Banks	871,950	601,245
Thai Union Frozen Products Public Company Limited +	Food, Beverage & Tobacco	904,000	601,350
True Corporation Public Company Limited *+	Telecommunication Services	1,916,000	792,351
			2,594,213

TURKEY (2.4%)
Haci Omer Sabanci Holding A.S. +	Diversified Financials	295,900	1,249,233
Tofas Turk Otomobil Fabrikasi A.S. +	Automobiles & Components	83,300	556,382
			1,805,615

Total Common Stocks	(Cost $65,856,917)		69,924,373

PREFERRED STOCKS (4.2%)
BRAZIL (3.5%)
Banco Bradesco S.A.	Banks	118,110	1,484,711
Itau Unibanco Holding S.A.	Banks	50,400	617,967
Petroleo Brasileiro SA Petrobras	Energy	160,200	488,376
			2,591,054

COLOMBIA (0.7%)
Banco Davivienda S.A.	Banks	51,900	544,950

Total Preferred Stocks	(Cost $4,283,220)		3,136,004

SHORT TERM INVESTMENTS (6.8%)
MONEY MARKET FUND (2.1%)
Northern Institutional Treasury Portfolio, 0.01% (a)		1,598,037	1,598,037
HELD AS COLLATERAL FOR SECURITIES LENDING

MONEY MARKET FUND (4.6%)
Northern Institutional Liquid Asset Portfolio, 0.16% (a)		3,414,513	3,414,513

U.S. GOVERNMENT OBLIGATIONS (0.1%)		Principal
U.S. Treasury Notes:		Amount
0.875% due 07/15/2017		$28,377	28,580
2.250% due 11/30/2017		215	225
1.750% due 05/15/2023		5,370	5,454
				34,259
U.S. Treasury Bond:
3.125% due 11/15/2041			26,208	31,204

Total Short Term Investments		(Cost $5,072,720)		5,078,013

Total Investments	104.5%	(Cost $75,212,857)		$78,138,390
Other Assets, Less Liabilities	(4.5)%			(3,393,962)
Total Net Assets:	100.0%			$74,744,428

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2015
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows^:

Cost of Investments	$75,212,857
Gross unrealized appreciation	9,760,659
Gross unrealized depreciation	(6,835,126)
Net unrealized appreciation	$2,925,533

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2015, all securities within the Fund’s porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2015, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$1,395,906	$–	$–	$1,395,906
Chile	789,312	–	–	789,312
China	5,215,894	9,438,088	–	14,653,982
Hong Kong	–	5,922,075	–	5,922,075
India	1,458,624	3,555,129	–	5,013,753
Indonesia	–	3,126,029	–	3,126,029
Macau	–	601,638	–	601,638
Malaysia	–	666,884	–	666,884
Mexico	3,804,645	–	–	3,804,645
Panama	1,513,341	–	–	1,513,341
Philippines	–	1,834,128	–	1,834,128
Poland	–	927,438	–	927,438
Russia	–	1,688,263	–	1,688,263
South Africa	–	8,153,174	–	8,153,174
South Korea	–	9,517,089	–	9,517,089
Taiwan	–	5,916,888	–	5,916,888
Thailand	–	2,594,213	–	2,594,213
Turkey	–	1,805,615	–	1,805,615
Total Common Stocks	$14,177,722	$55,746,651	$–	$69,924,373

Preferred Stocks

Brazil	$2,591,054	$–	$–	$2,591,054
Colombia	544,950	–	–	544,950
Total Preferred Stocks	$3,136,004	$–	$–	$3,136,004

Short Term Investments	$5,012,550	$65,463	$–	$5,078,013
Total Investments	$22,326,276	$55,812,114	$–	$78,138,390

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2.

	Security Description	Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Mando Corporation	South Korea	(270,473)
Net transfers into Level 1			$(270,473)

	Security Description	Country	Market Value
Transfers into Level 2	Mando Corporation	South Korea	$270,473
Transfers out of Level 2	None	None	-
Net transfers into Level 2			$270,473

Transfers were made out of Level 1 and into Level 2 due to one security Mando Corporation being priced by adjusted quoted prices on January 31, 2015.

Transfers between Levels are recognized at the end of the reporting period.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio (Unaudited)	January 31, 2015

Industry	Issue	Shares	Value
	COMMON STOCKS (99.0%)
	AUTOMOBILES & COMPONENTS (2.7%)
	Autoliv, Inc.	2,800	$296,968
	Thor Industries, Inc.	4,550	256,392
	Visteon Corporation *	3,800	368,410
			921,770

	BANKS (2.9%)
	Associated Banc-Corp	19,500	327,795
	East West Bancorp, Inc.	9,450	341,901
	SunTrust Banks, Inc.	8,400	322,728
			992,424

	CAPITAL GOODS (6.1%)
	AGCO Corporation	6,100	264,374
	Regal-Beloit Corporation	5,600	385,560
	Spirit AeroSystems Holdings, Inc. - Class A *	8,700	391,848
	SPX Corporation	3,200	267,424
	Terex Corporation	8,650	194,452
	The Timken Company	5,700	216,657
	W.W. Grainger, Inc.	1,400	330,176
			2,050,491

	COMMERCIAL & PROFESSIONAL SERVICES (2.7%)
	Copart, Inc. *	9,400	344,040
	Republic Services, Inc.	14,300	567,424
			911,464

	CONSUMER DURABLES & APPAREL (3.2%)
	Hanesbrands Inc.	6,650	740,677
	Lennar Corporation - Class A	7,850	352,544
			1,093,221

	CONSUMER SERVICES (2.9%)
	Chipotle Mexican Grill, Inc. *	500	354,920
	Hyatt Hotels Corporation - Class A *	7,900	444,454
	MGM Resorts International *	9,000	175,320
			974,694

	DIVERSIFIED FINANCIALS (3.6%)
	Ameriprise Financial, Inc.	6,900	862,086
	SEI Investments Company	8,550	343,453
			1,205,539

	ENERGY (1.3%)
	Valero Energy Corporation	8,300	438,904

	FOOD & STAPLES RETAILING (1.4%)
	The Kroger Co.	6,900	476,445

	FOOD, BEVERAGE & TOBACCO (4.0%)
	Coca-Cola Enterprises, Inc.	7,000	294,700
	ConAgra Foods Inc.	7,650	271,040
	Lorillard, Inc.	9,300	610,173
	Molson Coors Brewing Company - Class B	2,400	182,232
			1,358,145

HEALTH CARE EQUIPMENT & SERVICES (8.9%)
AmerisourceBergen Corporation	5,600	532,280
Community Health Systems, Inc. *	5,900	277,713
The Cooper Companies, Inc.	2,700	425,655
Humana, Inc.	2,800	410,032
Omnicare, Inc.	6,900	517,362
St. Jude Medical, Inc.	4,500	296,415
Zimmer Holdings, Inc.	4,850	543,685
		3,003,142

INSURANCE (4.3%)
Assurant, Inc.	4,600	292,146
Everest Re Group, Ltd.	1,700	291,346
The Hartford Financial Services Group, Inc.	12,000	466,800
Lincoln National Corporation	8,100	404,838
		1,455,130

MATERIALS (5.5%)
Ball Corporation	9,400	595,302
Celanese Corporation - Series A	4,700	252,672
The Scotts Miracle-Gro Company - Class A	5,400	342,522
The Sherwin-Williams Company	1,250	339,088
The Valspar Corporation	3,900	325,377
		1,854,961

MEDIA (1.0%)
Cablevision Systems Corporation - Class A	18,000	340,560

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.6%)
Covance Inc. *	3,800	403,598
Jazz Pharmaceuticals Public Limited Company *	2,500	423,350
Mylan Inc. *	9,250	491,637
PerkinElmer, Inc.	5,350	244,549
		1,563,134

REITS (6.7%)
Brixmor Property Group, Inc.	14,400	390,240
Health Care REIT, Inc.	4,900	401,555
Host Hotels & Resorts Inc.	15,000	343,350
Jones Lang LaSalle Incorporated	2,400	352,992
LaSalle Hotel Properties	9,400	380,324
Spirit Realty Capital, Inc.	29,800	383,228
		2,251,689

RETAILING (7.8%)
AutoNation, Inc. *	6,950	414,359
AutoZone, Inc. *	700	417,872
Expedia, Inc.	4,000	343,720
Foot Locker, Inc.	10,600	564,132
Macy’s, Inc.	8,450	539,786
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,600	343,044
		2,622,913

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Broadcom Corporation - Class A	13,800	585,603
ON Semiconductor Corporation *	56,900	569,569
Xilinx, Inc.	10,650	410,824
		1,565,996

SOFTWARE & SERVICES (7.3%)
Cadence Design Systems, Inc. *	17,900	322,021
DST Systems, Inc.	8,350	807,445
Global Payments Inc.	2,900	253,199
SolarWinds, Inc. *	8,400	404,460
Solera Holdings Inc.	6,450	332,820
Teradata Corporation *	8,000	356,480
		2,476,425

TECHNOLOGY HARDWARE & EQUIPMENT (3.7%)
F5 Networks, Inc. *	3,950	440,899
NetApp, Inc.	11,250	425,250
Riverbed Technology, Inc. *	17,700	364,266
		1,230,415

TELECOMMUNICATION SERVICES (1.2%)
Telephone and Data Systems, Inc.	16,800	390,600

TRANSPORTATION (5.3%)
Alaska Air Group, Inc.	5,050	342,743
American Airlines Group Inc.	8,400	412,272
Delta Air Lines, Inc.	11,400	539,334
	Ryder System, Inc.	6,100	505,019
			1,799,368

UTILITIES (7.2%)
	Ameren Corporation	8,200	371,296
	CMS Energy Corporation	12,850	484,830
	DTE Energy Company	7,000	627,620
	Great Plains Energy Incorporated	17,950	530,782
	National Fuel Gas Company	6,400	405,952
			2,420,480

Total Common Stocks		(Cost $26,361,148)	33,397,910

Total Investments	99.0%	(Cost $26,361,148)	$33,397,910
Other Assets, Less Liabilities	1.0%		339,660
Total Net Assets:	100.0%		$33,737,570

* Non-Income Producing Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows^:

Cost of Investments	$26,361,148
Gross unrealized appreciation	7,443,330
Gross unrealized depreciation	(406,568)
Net unrealized appreciation	$7,036,762

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2015, all securities within the Fund’s porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2015, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$921,770	$–	$–	$921,770
Banks	992,424	–	–	992,424
Capital Goods	2,050,491	–	–	2,050,491
Commercial & Professional Services	911,464	–	–	911,464
Consumer Durables & Apparel	1,093,221	–	–	1,093,221
Consumer Services	974,694	–	–	974,694
Diversified Financials	1,205,539	–	–	1,205,539
Energy	438,904	–	–	438,904
Food & Staples Retailing	476,445	–	–	476,445
Food, Beverage & Tobacco	1,358,145	–	–	1,358,145
Health Care Equipment & Services	3,003,142	–	–	3,003,142
Insurance	1,455,130	–	–	1,455,130
Materials	1,854,961	–	–	1,854,961
Media	340,560	–	–	340,560
Pharmaceuticals, Biotechnology & Life Sciences	1,563,134	–	–	1,563,134
REITS	2,251,689	–	–	2,251,689
Retailing	2,622,913	–	–	2,622,913
Semiconductors & Semiconductor Equipment	1,565,996	–	–	1,565,996
Software & Services	2,476,425	–	–	2,476,425
Technology Hardware & Equipment	1,230,415	–	–	1,230,415
Telecommunication Services	390,600	–	–	390,600
Transportation	1,799,368	–	–	1,799,368
Utilities	2,420,480	–	–	2,420,480
Total Common Stocks	$33,397,910	$–	$–	$33,397,910

Total Investments	$33,397,910	$–	$–	$33,397,910

No transfers in and/or out between levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  (Registrant)  Lord Asset Management Trust

By (Signature and Title)	/s/	Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date	3/19/15

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date	3/19/15

By (Signature and Title)	/s/	David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date	3/18/2015